Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	$ 85,963	$ 84,445
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Income (loss) from continuing operations	$ 60,148	$ 47,392
Tax rate	23.00%	23.00%
Expected expense	$ 13,834	$ 10,900
Adjustments related to:
Stock-based compensation	1,092	1,090
Foreign tax rate differential	2,164	183
Tax on equity earnings in affiliates and joint ventures	5,936	5,162
Other	(204)	(262)
Total income tax expense	22,822	17,073
Current income tax expense	6,841	1,627
Deferred income tax expense	$ 15,981	$ 15,446